Average Annual Total Returns - INVESCO Small Cap Equity Fund	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R Inception Date	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years	Class R5 10 Years	Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years	Class R6 10 Years		Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Lipper Small-Cap Core Funds Index 1 Year	Lipper Small-Cap Core Funds Index 5 Years	Lipper Small-Cap Core Funds Index 10 Years
Total	Aug. 31, 2000	20.27%	10.31%	9.30%	18.39%	8.09%	7.48%	12.94%	7.68%	7.16%	Aug. 31, 2000	25.36%	10.74%	9.27%	Jun. 03, 2002	27.09%	11.30%	9.65%	Oct. 03, 2008	27.70%	11.86%	10.20%	Apr. 29, 2005	27.95%	12.05%	10.40%	Sep. 24, 2012	28.03%	12.14%	10.38%	[1]	19.96%	13.26%	11.20%	18.40%	15.22%	13.88%	10.69%	11.37%	10.00%

[1]	Performance includes returns of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.